UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05992

JAPAN SMALLER CAPITALIZATION FUND, INC.

(Exact name of registrant as specified in charter)

Worldwide Plaza
309 West 49th St
New York, New York 10019

(Address of principal executive offices)

Mr. Yutaka Itabashi
Japan Smaller Capitalization Fund, Inc.
Worldwide Plaza
309 West 49th St
New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:         February 29, 2016

Date of reporting period:     September 1, 2015 – November 30, 2015

Item 1. Schedule of Investments
Japan Smaller Capitalization Fund, Inc.
November 30, 2015 (Unaudited)

		Fair
	Shares	Value

JAPANESE EQUITY SECURITIES (97.6%)
Banks
The Akita Bank, Ltd.	1,378,000	$4,886,683
General banking services
The Daishi Bank, Ltd.	358,000	1,589,110
General banking services
Kyushu Financial Group,Inc.†	60	456
General banking services
The Taiko Bank, Ltd.	1,353,000	2,678,991
General banking services
The Yamanashi Chuo Bank, Ltd.	1,471,000	7,651,635
General banking services
Total Banks (4.9%)		16,806,875

Chemicals
C. Uyemura & Co., Ltd.	100,700	4,331,007
Plating chemicals
Fujikura Kasei Co., Ltd.	892,200	4,076,188
Specialty coating materials and fine chemicals
Fuso Chemical Co.,Ltd.	9,500	128,203
Manufactures fruit acids, electronic and functional chemical products
JSR Corporation	161,300	2,536,715
Manufactures synthetic resin products
Koatsu Gas Kogyo Co., Ltd.	398,000	2,170,381
High-pressured gases and chemicals
Sakai Chemical Industry Co., Ltd.	2,392,000	8,191,382
Manufactures components for cosmetics and pharmaceuticals
Sekisui Jushi Corporation	211,800	2,846,229
Manufactures plastics and other resin materials
Soken Chemical & Engineering Co., Ltd.	269,900	2,295,344
Manufactures chemical products
Shikoku Chemicals Corporation	34,000	309,843
Manufactures chemical products
Takiron Co., Ltd.	425,000	1,993,427
Manufactures resin and composite products
Tenma Corporation	225,200	4,256,194
Manufactures synthetic resin products
Teraoka Seisakusho Co., Ltd.	343,000	1,274,803
Manufactures various adhesive tapes
T&K Toka Co., Ltd.	41,500	790,396
Manufactures specialized inks for printing applications
Yushiro Chemical Industry Co., Ltd.	50,500	603,230
Manufactures metalworking fluids
Zeon Corporation	201,000	1,609,892
Manufactures synthetic resin products
Total Chemicals (10.7%)		37,413,234

Construction
Daiichi Kensetsu Corporation	18,700	182,402
Construction and real estate businesses
Kandenko Co., Ltd.	90,000	616,408
Construction of electrical and power facilities
Mirai Industry Co., Ltd.	35,700	493,073
Manufactures electrical installation materials
MIRAIT Holdings Corporation	622,700	5,048,099
Construction of electrical and telecommunication facilities
NDS Co., Ltd.	171,000	485,677
Construction of communication infrastructure
Taihei Dengyo Kaisha, Ltd.	205,000	1,924,734
Construction of thermal and nuclear plant facilities
Toenec Corporation	1,565,000	11,226,649
Construction of comprehensive building facilities
Yondenko Corporation	225,000	838,067
Construction of electrical distribution systems
Total Construction (5.8%)		20,815,109

Electric Appliances
Espec Corp	370,200	4,322,955
Manufactures environmental testing products
Hitachi Maxell, Ltd.	170,700	2,813,371
Manufactures media devices, batteries and electrical appliances
Hosiden Corporation	161,700	913,278
Manufactures electronic components
Kitagawa Industries Co., Ltd.	336,800	3,432,774
Manufactures various industrial and consumer products
Koito Manufacturing Co., Ltd.	75,100	3,047,148
Manufactures lighting equipment
Nichicon Corporation	545,200	4,530,429
Manufactures capacitors and transformers
Nihon Kohden Corporation	71,500	1,487,093
Manufactures medical electronic equipment
Total Electric Appliances (5.9%)		20,547,048

Financing Business
Hitachi Capital Corporation	135,700	3,793,610
General financial services
Ricoh Leasing Company, Ltd.	154,000	4,655,116
Leasing and financial services
Total Financing Business (2.4%)		8,448,726

Food
Fuji Oil Co., Ltd.	117,200	1,751,866
Manufactures oil-related products for cooking
Taiyo Kagaku Co., Ltd.	49,200	370,906
General food manufacturer
Total Food (0.6%)		2,122,772

Glass and Ceramics Products
Nichiha Corporation	249,300	3,526,170
Manufactures exterior building materials
Total Glass and Ceramics Products (1.0%)		3,526,170

Information and Communication
Broadleaf Co., Ltd.	167,900	1,551,879
Business software development, sales, and technical support
NS Solutions Corporation	39,300	1,817,820
System consulting services and software development
OBIC Co., Ltd.	45,500	2,418,445
Computer system integration
Okinawa Cellular Telephone Company	155,000	3,949,525
Telecommunications
Otsuka Corporation	60,600	3,034,180
Computer information system developer
Software Service Inc.	3,900	167,419
Provides medical information systems
Total Information and Communication (3.6%)		12,939,268

Iron and Steel
Chubu Steel Plate Co., Ltd.	834,300	3,581,471
Manufactures steel-related products
Mory Industries Inc.	1,774,000	5,456,025
Manufactures steel tubing products
Nichia Steel Works, Ltd.	1,914,200	4,380,463
Manufactures steel-related products
Nippon Seisen Co., Ltd.	380,000	1,776,191
Manufactures stainless steel wires and metal fibers
Osaka Steel Co., Ltd.	328,400	5,956,131
Manufactures steel-related products
Tohoku Steel Co., Ltd.	400	3,863
Manufactures specialty steel
Total Iron and Steel (6.0%)		21,154,144

Machinery
Hisaka Works, Ltd.	731,700	5,967,366
Manufactures heat exchangers and other machinery
Miura Co. Ltd.	77,800	1,044,867
Manufactures boilers and related products
Nippon Pillar Packing Co., Ltd.	277,000	2,292,786
Manufactures mechanical seals
Nissei Corporation	24,300	193,051
Manufactures reducers and gears
Nitto Kohki Co. Ltd.	96,400	2,121,535
Manufactures machine tools and motor pumps
Oiles Corporation	337,280	5,690,214
Manufactures bearing equipment
Sato Holdings Corporation	134,500	3,001,501
Manufactures electronic printers and other products
Sintokogio, Ltd.	151,100	1,311,994
Manufactures industrial machines
Yamashin-Filter Corporation	46,200	186,705
Manufactures filters
Total Machinery (6.4%)		21,810,019

Metal Products
Dainichi Co., Ltd.	258,000	1,566,047
Manufactures oil heating equipment
Neturen Co., Ltd.	562,200	4,347,777
Manufactures steel bars and induction heating equipment
NHK Spring Co., Ltd.	369,700	3,795,103
Manufactures automobile-related products
Piolax, Inc.	95,500	5,238,822
Manufactures automobile-related products
Rinnai Corporation	58,500	5,231,437
Manufactures heating appliances and components
Total Metal Products (5.7%)		20,179,186

Other Products
Fuji Seal International, Inc.	125,000	3,920,514
Packaging-related materials and machinery
Nishikawa Rubber Co., Ltd.	288,100	4,498,129
Manufactures rubber automobile parts
The Pack Corporation	80,100	1,976,012
Manufactures paper and chemical products
Pigeon Corporation	64,100	1,836,184
Manufactures baby care products
Total Other Products (3.5%)		12,230,839

Pharmaceutical
KYORIN Holdings, Inc.	116,100	2,189,535
Manufactures pharmaceuticals
Total Pharmaceutical (0.6%)		2,189,535

Precision Instrument
Nakanishi Inc.	42,100	1,501,497
Manufactures dental instruments
Total Precision Instruments (0.4%)		1,501,497

Real Estate
Keihanshin Building Co., Ltd.	916,900	5,260,475
Real estate leasing and building management
Sanyo Housing Nagoya Co., Ltd.	133,100	1,244,268
Designs and constructs housing
Total Real Estate (1.9%)		6,504,743

Retail Trade
ABC-Mart, Inc.	31,700	1,723,525
Retail sales of shoes
AIN Pharmaciez Inc.	2,300	108,066
Operates pharmacies and drug store chains
Amiyaki Tei Co., Ltd.	84,500	3,082,265
Operates barbecue restaurant chains
Arc Land Sakamoto Co., Ltd.	191,900	4,371,203
Retail sales, wholesale, food and real estate
Create SD Holdings Co., Ltd.	121,800	7,926,933
Operates pharmacies and drug store chains
Daikokutenbussan Co., Ltd.	74,400	2,967,427
Operates supermarkets
Heiwado Co., Ltd.	37,100	894,458
Operates supermarkets
Hiday Hidaka Corp	59,536	1,577,417
Operates ramen and Chinese restaurant chains
Jin Co., Ltd.	65,600	2,853,331
Retail sales of eyewear and fashion accessories
Saint Marc Holdings Co., Ltd.	77,400	2,214,031
Operates restaurant chains
San-A Co., Ltd.	44,600	1,947,156
Retail sales of home goods
Seria Co. Ltd.	77,600	3,230,447
Discount retail sales
Shimamura Co., Ltd.	21,900	2,667,524
Retail sales of apparel
Start Today Co Ltd	89,300	3,097,927
Operates retail E-commerce websites
Studious Co., Ltd.†	1,800	43,558
Retail sales of apparel
Sundrug Co., Ltd.	15,200	978,138
Operates pharmacies and drug store chains
United Arrows Ltd.	67,400	2,969,910
Retail sales of apparel
Yamazawa Co., Ltd.	11,700	163,399
Operates supermarkets
Total Retail Trade (12.1%)		42,816,715

Services
EPS Holdings, Inc.	101,800	1,186,276
Performs contract medical research services
JP-Holdings, Inc.	164,600	459,486
Operates child-care centers
Nihon M&A Center Inc.	40,500	1,807,596
Provides merger and acquisition brokerage services
Nomura Co., Ltd.	5,600	84,661
Commercial display business and services
Septeni Holdings Co., Ltd.	92,300	1,754,172
Internet advertising and media content business
Step Co., Ltd.	213,400	2,069,407
Operates preparatory schools
Total Services (2.0%)		7,361,598

Textiles and Apparel
Hogy Medical Co., Ltd.	84,100	4,326,820
Manufactures medical products
Komatsu Seiren Co., Ltd.	526,800	3,266,049
Manufactures synthetic fibers and textile products
Seiren Co., Ltd.	199,500	2,379,818
Manufactures synthetic fibers and textile products
Total Textiles and Apparel (2.8%)		9,972,687

Transportation and Warehousing
Alps Logistics Co., Ltd.	248,300	3,094,935
General logistics services
Japan Transcity Corporation	1,666,000	6,475,809
General logistics services
Meiko Trans Co., Ltd.	434,000	3,578,220
Marine logistics services
Nissin Corporation	512,000	1,637,004
General logistics services
Trancom Co., Ltd.	86,800	4,627,737
General logistics services
Total Transportation and Warehousing (5.5%)		19,413,705

Transportation Equipment
Hi-Lex Corporation	43,500	1,293,739
Manufactures control cables
Nissin Kogyo Co., Ltd.	240,300	3,734,273
Manufactures automobile brake systems
Sanoh Industrial Co., Ltd.	372,600	2,291,900
Manufactures automobile components
Tachi-S Co., Ltd.	161,000	2,717,520
Manufactures automobile seats
Total Transportation Equipment (3.0%)		10,037,432

Utilities
Keiyo Gas Co., Ltd.	388,000	1,819,882
Produces gas and energy products
The Okinawa Electric Power Company, Incorporated	274,950	6,367,827
Produces thermal energy products
Total Utilities (2.3%)		8,187,709

Wholesale Trade
Kanaden Corporation	211,600	1,698,226
Factory automation business
Kohsoku Corporation	139,100	1,145,715
Food and industrial packaging materials
Matsuda Sangyo Co., Ltd.	424,900	5,106,524
Precious metals, electronic materials, and food
Paltac Corporation	99,400	1,966,544
Cosmetics and daily necessities
Senshu Electric Co., Ltd.	222,800	3,162,194
Electrical wires and cables
Shinko Shoji Co., Ltd.	327,700	3,379,913
Electronic components and devices
SIIX Corporation	208,500	6,598,637
Parts procurement, logistics, and manufacturing of electronics
SPK Corporation	21,700	407,304
Automobile components for assembly
Ryoden Trading Company, Ltd.	1,042,000	7,111,272
Purchases electronic and electrical devices
Sugimoto & Co., Ltd.	299,500	3,626,179
Machine tools and measuring instruments
Techno Associe Co., Ltd.	337,000	2,898,808
Screws and nonferrous metal products
Total Wholesale Trade (10.5%)		37,101,316

TOTAL JAPANESE EQUITY SECURITIES (97.6%)		$343,080,327

INVESTMENT IN FOREIGN CURRENCY
Japanese Yen
Non- interest bearing account		6,540,427

TOTAL INVESTMENT IN FOREIGN CURRENCY (1.9%)		$6,540,427

TOTAL INVESTMENTS (99.5%)		$349,620,754

OTHER ASSETS LESS LIABILITIES, NET (0.5%)		1,914,350

NET ASSETS (100.0%)		$351,535,104

†	Non-income producing security

Portfolio Securities and foreign currency holdings were translated at the following exchange rate as of November 30, 2015
Japanese Yen ¥	123.23= $1.00

Notes to Schedule of Investments (Unaudited)

Cost for Federal Income Tax Purposes
As of November 30, 2015, for federal income tax purposes, subject to change, the aggregate cost of securities was $305,995,410 and net unrealized appreciation was $37,084,917, comprised of gross unrealized appreciation of $48,395,756 and gross unrealized depreciation of $11,310,839. The aggregate cost of investments for tax purposes will depend upon  Japan Smaller Capitalization Fund, Inc.'s (the "Fund") investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. Certain tax related calculations are completed and reviewed annually by the Fund.

Fair Value Measurements
In accordance with generally accepted accounting principles ("GAAP"), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of November 30, 2015.

Investments in
Level	Securities
Level 1
Equity Securities	$343,080,327
Foreign Currency	6,540,427
Level 2	-
Level 3	-
Total	$349,620,754

During the quarter ended November 30, 2015, there was a transfer of a security from Level 2 to Level 1.  There were no other transfers between Level 1, Level 2, or Level 3 securities during the quarter ended November 30, 2015.
During the quarter ended November 30, 2015, the Fund did not hold any instruments which used significant unobservable inputs (Level 3) in determining fair value.

Item 2.  Controls and Procedures.

(a)  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities and Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Japan Smaller Capitalization Fund, Inc.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi,
        (President, Principal Executive Officer)

Date:  January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi
        (President, Principal Executive Officer)

Date:  January 29, 2016

By:   /s/ Amy J. Marose
        Amy J. Marose,
        (Treasurer, Principal Financial Officer)

Date:  January 29, 2016